Average Annual Total Returns{- Fidelity® Value Fund} - 10.31 Fidelity Value Fund K PRO-08 - Fidelity® Value Fund	Fidelity Value Fund-Class K Return Before Taxes Past 1 year	Fidelity Value Fund-Class K Return Before Taxes Past 5 years	Fidelity Value Fund-Class K Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	9.38%	9.91%	10.15%	4.96%	9.73%	10.49%